Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of significant related party transactions	Names of related parties and relationship

Names of related parties	Relationship with the Group
CyberLink Corp. (CyberLink)	Other related party (Significant influence (Note) over the Company)
CyberLink Inc. (CyberLink-Japan)	Other related party (Subsidiary of CyberLink)
ClinJeff Corp. (ClinJeff)	Other related party (Major shareholder of CyberLink)
Revenue

		Six months ended June 30,
	Description	2023	2024
CyberLink	Revenue-others (service revenue)	$11	$19
Other payables

	December 31, 2023	June 30, 2024
CyberLink	$26	$28
CyberLink-Japan	24	22
	$50	$50
Operating expenses

		Six months ended June 30,
	Description	2023	2024
CyberLink	Management service fee	$26	$26
Rent expense

	Six months ended June 30,
	2023	2024
CyberLink-Japan	$44	$39
Acquisition of right-of-use assets:

	Six months ended June 30,
	2023	2024
CyberLink	$390	$—
ClinJeff	—	82
	$390	$82
Outstanding balance:

	December 31, 2023	June 30, 2024
Total lease liabilities	$381	$343
Less: Current portion (shown as ‘current lease liabilities’)	(238)	(287)
	$143	$56
Interest expense

	Six months ended June 30,
	2023	2024
CyberLink	$1	$4

Schedule of key management compensation	Key management compensation

	Six months ended June 30,
	2023	2024
Salaries and other short-term employee benefits	$1,153	$1,458
Share-based payment	386	177
Post-employment benefits	5	5
	$1,544	$1,640